Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Trade accounts receivable	$ 233,749	$ 194,721
Allowance for doubtful accounts	(5)	(20)	$ (569)	$ (540)
Accounts receivable, net	$ 233,744	$ 194,701